AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 21, 2012

File No. 333-156529

File No. 811-22263

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. __ ☐

POST-EFFECTIVE AMENDMENT NO.  23 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO.  26 ☒

EXCHANGE TRADED CONCEPTS TRUST

(Exact Name of Registrant as Specified in Charter)

3555 Northwest 58th Street

Suite 410

Oklahoma City, Oklahoma 73112

(Address of Principal Executive Offices, Zip Code)

(405) 778-8377

(Registrant’s Telephone Number, including Area Code )

J. Garrett Stevens

Exchange Traded Concepts Trust

3555 Northwest 58th Street

Suite 410

Oklahoma City, Oklahoma 73112

(Name and Address of Agent for Service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 23 relates solely to the Sustainable North American Oil Sands ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 23 to Registration Statement No. 333-156529 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma, State of Oklahoma on this 21st day of June, 2012.

Exchange Trade Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 23 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Trustee	June 21, 2012
Gary L. French

*	Trustee	June 21, 2012
Edward A. Kerbs

*	Trustee	June 21, 2012
David M. Mahle

*	Trustee	June 21, 2012
Kurt Wolfgruber

*	Trustee	June 21, 2012
Mark A. Zurack

/s/ J. Garrett Stevens	Trustee and President	June 21, 2012
J. Garrett Stevens

*	Treasurer and Secretary	June 21, 2012
Richard Hogan

*/s/ J. Garrett Stevens
J. Garrett Stevens

* Attorney-in-Fact, pursuant to power of attorney.

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase